Income Tax (Details 1) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Income Tax [Abstract]
Income (loss) before income tax	₪ (1,918)		₪ 1,088	₪ 930
Statutory tax rate	23.00%		24.00%	25.00%
Income tax at the statutory tax rate	₪ (441)		₪ 260	₪ 232
Effect of changes in tax rate on deferred taxes				67
Expenses not recognized for tax purposes	54		48	47
Current year tax losses and benefits for which deferred taxes were not created	168		39	124
Temporary differences for impairment of assets for which no deferred tax assets were created (Note 9)	160
Taxes in respect of previous years				(28)
Income tax expenses (benefit)	₪ (59)	[1]	₪ 347	₪ 442

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.